Preference Shares - Additional Information (Detail) - USD ($)						12 Months Ended
	Aug. 19, 2016	Mar. 30, 2016	Sep. 15, 2010	Mar. 15, 2010	Sep. 09, 2009	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Redeemable convertible preference shares, gross cash consideration							$ 194,575,000
Seed Contingently Redeemable Convertible Preference Shares [Member]
Temporary Equity [Line Items]
Redeemable convertible preference shares, Issued					10,000,000		10,000,000
Redeemable convertible preference shares, gross cash consideration					$ 500,000
Issuance price					$ 0.05
Beneficial conversion feature					$ 0
Fair value per ordinary share					$ 0.05
Contingently redeemable convertible preference shares							$ 500,000
Series A Contingently Redeemable Convertible Preference Shares [Member]
Temporary Equity [Line Items]
Redeemable convertible preference shares, Issued			62,500,000				62,500,000
Redeemable convertible preference shares, gross cash consideration			$ 10,000,000
Preferred stock dividend percentage rate						8.00%
Issuance price			$ 0.16	$ 0.16
Beneficial conversion feature			$ 0	$ 0
Fair value per ordinary share			$ 0.14	$ 0.14
Contingently redeemable convertible preference shares							$ 10,000,000
Series B Contingently Redeemable Convertible Preference Shares [Member]
Temporary Equity [Line Items]
Redeemable convertible preference shares, Issued	13,836,030						13,836,030
Redeemable convertible preference shares, gross cash consideration	$ 200,000,000
Preferred stock dividend percentage rate						0.75%
Issuance price	$ 14.46	$ 14.46
Beneficial conversion feature	$ 0	$ 0
Fair value per ordinary share	$ 12.52	$ 12.11
Contingently redeemable convertible preference shares							$ 194,575,000
Series B Contingently Redeemable Convertible Preference Shares [Member] | Maximum [Member]
Temporary Equity [Line Items]
Percentage of aggregate amount payable does not exceed an amount equal to product						9.00%
Preference Shares [Member]
Temporary Equity [Line Items]
Dividend declared							$ 0